Taxation - Income taxes (Details) $ in Millions		12 Months Ended
		Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 CNY (¥)
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		25.00%	25.00%	25.00%
Permanent differences		5.30%	(1.33%)	6.74%
Tax rate difference from statutory rate in other jurisdictions	[1]	(7.80%)	(2.96%)	(3.19%)
Tax effect of preferential tax treatments		(9.49%)	(4.73%)	(8.91%)
Withholding tax		(1.29%)	(0.47%)	(0.25%)
Change in valuation allowance		(9.11%)	(17.17%)	(20.79%)
Effective income tax rate		2.61%	(1.66%)	(1.40%)
Operating loss carryforwards
Net operating tax loss carry forwards					¥ 20,882,606,000
Loss expiring in 2025
Operating loss carryforwards
Net operating tax loss carry forwards					138,823,000
Loss expiring in 2026
Operating loss carryforwards
Net operating tax loss carry forwards					482,108,000
Loss expiring in 2027
Operating loss carryforwards
Net operating tax loss carry forwards					878,056,000
Loss expiring in 2028
Operating loss carryforwards
Net operating tax loss carry forwards					896,797,000
Loss expiring in 2029 and thereafter
Operating loss carryforwards
Net operating tax loss carry forwards					18,486,822,000
Cayman Islands
Income taxes
Withholding tax amount					¥ 0
Hong Kong, China
Income taxes
Statutory income tax rate below threshold amount		8.25%	8.25%	8.25%
Ceiling limit of profit to estimate tax rate | $		$ 2	$ 2	$ 2
Income tax rate (as a percent)		16.50%	16.50%	16.50%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		16.50%	16.50%	16.50%
Mainland, China
Income taxes
Income tax rate (as a percent)		25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		25.00%
Mainland, China | Certain subsidiaries | Encouraged Enterprises [Member]
Income taxes
Preferential income tax rate		15.00%

[1]	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in Hong Kong and the Cayman Islands.